Segmental information - Summary of Information by Reportable Segment - Other Segmental Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reportable segments [line items]
Depreciation and amortisation	$ 67	$ 65	$ 67
Contract assets deduction in revenue	52	43	37
Equity-settled share-based payments cost	42	37	31
Share of profit of associates and joint ventures	(6)	(10)	(31)
Share of profit of associates (excluding exceptional items)			(13)
System fund and reimbursables depreciation and amortisation	79	80	83
Americas
Disclosure of reportable segments [line items]
Depreciation and amortisation	25	24	24
Contract assets deduction in revenue	30	24	21
Equity-settled share-based payments cost	13	10	9
Share of profit of associates and joint ventures	0	(4)
Share of profit of associates (excluding exceptional items)			(5)
EMEAA
Disclosure of reportable segments [line items]
Depreciation and amortisation	13	12	12
Contract assets deduction in revenue	21	18	15
Equity-settled share-based payments cost	7	5	4
Share of profit of associates and joint ventures	(6)	(6)
Share of profit of associates (excluding exceptional items)			(8)
Greater China
Disclosure of reportable segments [line items]
Depreciation and amortisation	3	3	4
Contract assets deduction in revenue	1	1	1
Equity-settled share-based payments cost	4	3	2
Share of profit of associates and joint ventures	0	0
Share of profit of associates (excluding exceptional items)			0
Central
Disclosure of reportable segments [line items]
Depreciation and amortisation	26	26	27
Contract assets deduction in revenue	0	0	0
Equity-settled share-based payments cost	18	19	16
Share of profit of associates and joint ventures	0	0
Share of profit of associates (excluding exceptional items)			0
Cost of sales in owned lease and managed lease hotels
Disclosure of reportable segments [line items]
Depreciation and amortisation	18	16	17
Cost of sales in other assets
Disclosure of reportable segments [line items]
Depreciation and amortisation	$ 49	$ 49	$ 50